Related Party Transactions (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) [Line Items]
Bank loans	$ 5,387,616
Major Shareholder, Mr. Tao Ling [Member]
Related Party Transactions (Details) [Line Items]
Bank loans		$ 7,500,826